Other Intangible Assets, Net (Detail) (USD $) In Thousands, unless otherwise specified			12 Months Ended				12 Months Ended				12 Months Ended				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Maximum	Dec. 31, 2012 Minimum	Dec. 31, 2012 Core Technology	Dec. 31, 2011 Core Technology	Dec. 31, 2012 Core Technology Maximum	Dec. 31, 2012 Core Technology Minimum	Dec. 31, 2012 Trademarks And Tradenames	Dec. 31, 2011 Trademarks And Tradenames	Dec. 31, 2012 Trademarks And Tradenames Maximum	Dec. 31, 2012 Trademarks And Tradenames Minimum	Dec. 31, 2012 Customer Relationships	Dec. 31, 2011 Customer Relationships	Dec. 31, 2012 Customer Relationships Maximum	Dec. 31, 2012 Customer Relationships Minimum
Finite-Lived Intangible Assets [Line Items]
Useful life			20 years	2 years			8 years	3 years			20 years	3 years			6 years	2 years
Original amount	$ 213,381	$ 238,821			$ 131,797	$ 143,748			$ 26,476	$ 26,476			$ 55,108	$ 68,597
Accumulated amortization	194,170	212,582			129,767	137,736			10,738	9,070			53,665	65,776
Other intangible assets, net	$ 19,211	$ 26,239			$ 2,030	$ 6,012			$ 15,738	$ 17,406			$ 1,443	$ 2,821